Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jul. 03, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 17,487	$ 17,250
Receivables, less allowance for doubtful accounts of $500 at July 1, 2012 and $400 July 3, 2011	44,496	39,649
Inventories, net	21,236	22,135
Customer tooling in progress, net	4,434	2,788
Deferred income taxes	5,219	4,026
Other current assets	8,419	8,554
Total current assets	101,291	94,402
DEFERRED INCOME TAXES	9,742	3,639
INVESTMENT IN JOINT VENTURES	8,139	7,276
LOAN TO JOINT VENTURE		1,500
OTHER LONG-TERM ASSETS	536	635
PROPERTY, PLANT AND EQUIPMENT, NET	46,330	40,636
Total assets	166,038	148,088
CURRENT LIABILITIES:
Accounts payable	24,149	22,851
Loans from related parties		1,850
Accrued liabilities:
Payroll and benefits	19,233	15,546
Environmental	1,436	1,478
Warranty	4,958	3,856
Income taxes	2,934	1,734
Other	4,263	3,673
Total current liabilities	56,973	50,988
Commitments and Contingencies - see note on page 40
BORROWINGS UNDER CREDIT FACILITY
ACCRUED PENSION OBLIGATIONS	18,202	3,447
ACCRUED POSTRETIREMENT OBLIGATIONS	3,465	3,589
SHAREHOLDERS' EQUITY:
Common stock, authorized 12,000,000 shares, $.01 par value, issued 6,932,457 shares at July 1, 2012 and 6,920,557 shares at July 3, 2011	69	69
Capital in excess of par value	80,621	79,767
Retained earnings	171,590	164,138
Accumulated other comprehensive loss	(35,757)	(21,750)
Less: Treasury stock at cost (3,628,673 shares at July 1, 2012 and 3,631,079 shares at July 3, 2011)	(135,971)	(136,009)
Total STRATTEC SECURITY CORPORATION shareholders' equity	80,552	86,215
Non-controlling interest	6,846	3,849
Total shareholders' equity	87,398	90,064
Total liabilities and shareholders' equity	$ 166,038	$ 148,088